Operating Segments and Geographic Area Information - Depreciation Amortization and Capital Expenditures by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization:	$ 107,370	$ 99,020	$ 96,753
Capital expenditures:	155,346	280,873	190,574
Performance Chemicals
Segment Reporting Information [Line Items]
Depreciation and amortization:	43,472	37,831	38,285
Capital expenditures:	94,506	156,648	110,035
Catalyst Solutions
Segment Reporting Information [Line Items]
Depreciation and amortization:	49,656	47,155	45,739
Capital expenditures:	60,326	122,746	65,308
Discontinued Operations
Segment Reporting Information [Line Items]
Depreciation and amortization:	12,054	12,120	11,394
Corporate & other
Segment Reporting Information [Line Items]
Depreciation and amortization:	2,188	1,914	1,335
Capital expenditures:	$ 514	$ 1,479	$ 15,231